Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2022
Investments in associates and joint ventures
Schedule of investments in associates and joint ventures

	2022	2021	2020
	$m	$m	$m
At 1 January	69	39	58
Additions	26	92	8
Share of after tax losses	(5)	(64)	(27)
Exchange and other adjustments	(14)	2	–
At 31 December	76	69	39

Schedule of summarised financial information for the associate and joint venture entities

	2022	2021	2020
	$m	$m	$m
Non-current assets	290	215	324
Current assets	300	506	552
Total liabilities	(72)	(99)	(105)
Net assets	518	622	771
Amount attributable to AstraZeneca	91	65	38
Exchange adjustments	(15)	4	1
Carrying value of investments in associates and joint ventures	76	69	39